Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders' equity
Schedule of treasury shares held

	December 31, 2021	June 30, 2022
Number of treasury shares	33,841,104	55,465,917
Percentage of share capital	1.28%	2.12%
Of which shares acquired with the intention to cancel them	30,665,526	55,260,084
Of which shares allocated to TotalEnergies share performance plans for Company employees	3,103,018	99,850
Of which shares intended to be allocated to new share performance or purchase options plans	72,560	105,983

Schedule of information about dividends paid

Dividend 2021	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.66	€0.66
Set date	April 28, 2021	July 28, 2021	October 27, 2021	May 25, 2022
Ex-dividend date	September 21, 2021	January 3, 2022	March 22, 2022	June 21, 2022
Payment date	October 1, 2021	January 13, 2022	April 1, 2022	July 1, 2022

Dividend 2022	First interim	Second interim
Amount	€ 0.69	€ 0.69
Set date	April 27, 2022	July 27, 2022
Ex-dividend date	September 21, 2022	January 2, 2023
Payment date	October 3, 2022	January 12, 2023

Detail of other comprehensive income

(M$)	1st half 2022	1st half 2021
Actuarial gains and losses	204	449

Change in fair value of investments in equity instruments	(17)	68

Tax effect	(42)	(154)
Currency translation adjustment generated by the parent company	(7,137)	(2,934)
Sub-total items not potentially reclassifiable to profit and loss	(6,992)	(2,571)

Currency translation adjustment	3,535	1,777
- unrealized gain/(loss) of the period	3,532	1,898
- less gain/(loss) included in net income	(3)	121

Cash flow hedge	2,959	80
- unrealized gain/(loss) of the period	2,901	(56)
- less gain/(loss) included in net income	(58)	(136)

Variation of foreign currency basis spread	70	(4)
- unrealized gain/(loss) of the period	49	(29)
- less gain/(loss) included in net income	(21)	(25)

Share of other comprehensive income of equity affiliates, net amount	2,464	451
- unrealized gain/(loss) of the period	2,427	449
- less gain/(loss) included in net income	(37)	(2)

Other	(1)	-

Tax effect	(1,059)	(57)
Sub-total items potentially reclassifiable to profit and loss	7,968	2,247
Total other comprehensive income (net amount)	976	(324)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2022			1st half 2021
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	204	(53)	151	449	(141)	308
Change in fair value of investments in equity instruments	(17)	11	(6)	68	(13)	55
Currency translation adjustment generated by the parent company	(7,137)	-	(7,137)	(2,934)	-	(2,934)
Sub-total items not potentially reclassifiable to profit and loss	(6,950)	(42)	(6,992)	(2,417)	(154)	(2,571)
Currency translation adjustment	3,535	-	3,535	1,777	-	1,777
Cash flow hedge	2,959	(1,041)	1,918	80	(55)	25

Variation of foreign currency basis spread	70	(18)	52	(4)	(2)	(6)
Share of other comprehensive income of equity affiliates, net amount	2,464	-	2,464	451	-	451
Other	(1)	-	(1)	-	-	-
Sub-total items potentially reclassifiable to profit and loss	9,027	(1,059)	7,968	2,304	(57)	2,247
Total other comprehensive income	2,077	(1,101)	976	(113)	(211)	(324)